S000021575 [Member] Expense Example, No Redemption - S000021575 [Member]	Mar. 31, 2026 USD ($)
C000122689 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	438
Expense Example, No Redemption, 10 Years	998
C000254317 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	494
Expense Example, No Redemption, 10 Years	1,117
C000061818 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	672
Expense Example, No Redemption, 3 Years	910
Expense Example, No Redemption, 5 Years	1,167
Expense Example, No Redemption, 10 Years	1,900
C000061820 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	128
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,688
C000061821 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	277
Expense Example, No Redemption, 5 Years	494
Expense Example, No Redemption, 10 Years	1,117
C000122688 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,057